JPMorgan Managed Income Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 63.1%
Automobiles — 3.2%
BMW US Capital LLC (Germany)
4.65%, 8/13/2026 (a)	3,549	3,554
4.65%, 3/19/2027 (a)	7,095	7,111
General Motors Co. 6.13%, 10/1/2025	11,702	11,737
Hyundai Capital America
5.80%, 6/26/2025 (a)	8,214	8,218
6.00%, 7/11/2025 (a)	10,300	10,312
6.25%, 11/3/2025 (a)	5,048	5,074
5.50%, 3/30/2026 (a)	6,663	6,699
5.45%, 6/24/2026 (a)	17,511	17,598
1.65%, 9/17/2026 (a)	3,820	3,667
4.85%, 3/25/2027 (a)	12,802	12,785
4.30%, 9/24/2027 (a)	10,031	9,901
Kia Corp. (South Korea) 3.25%, 4/21/2026 (a) (b)	4,416	4,357
Mercedes-Benz Finance North America LLC (Germany)
4.90%, 1/9/2026 (a)	23,032	23,081
4.88%, 7/31/2026 (a)	10,340	10,367
Volkswagen Group of America Finance LLC (Germany)
(SOFR + 0.93%), 5.30%, 9/12/2025 (a) (c)	30,187	30,213
4.90%, 8/14/2026 (a)	1,686	1,686
4.95%, 3/25/2027 (a)	2,675	2,674
		169,034
Banks — 27.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	32,423	33,036
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	4,600	4,552
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	47,640	47,743
Banco Santander SA (Spain) 5.15%, 8/18/2025	194	194
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	22,536	22,492
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	17,533	17,286
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	1,690	1,651
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	25,815	25,551
Bank of Montreal (Canada)
(SOFR + 0.43%), 4.59%, 12/11/2026 (c)	25,285	25,266
(SOFRINDX + 1.16%), 5.51%, 12/11/2026 (c)	16,665	16,815
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (c)	20,852	20,835
Bank of New Zealand (New Zealand) 1.00%, 3/3/2026 (a) (b)	11,036	10,749
Bank of Nova Scotia (The) (Canada)
1.30%, 6/11/2025 (b)	1,317	1,316
5.45%, 6/12/2025	30,841	30,847
(SOFRINDX + 1.09%), 5.46%, 6/12/2025 (c)	11,700	11,704
4.75%, 2/2/2026	18,495	18,517
5.35%, 12/7/2026	44,371	44,919
Banque Federative du Credit Mutuel SA (France)
4.52%, 7/13/2025 (a)	3,224	3,223

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.94%, 1/26/2026 (a)	13,749	13,780
5.90%, 7/13/2026 (a)	18,150	18,401
Barclays plc (United Kingdom)
4.38%, 1/12/2026	14,247	14,213
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (c)	6,000	6,005
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.33%, 11/2/2026 (c)	2,200	2,223
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	8,971	8,784
(SOFR + 0.91%), 1.68%, 6/30/2027 (a) (c)	5,762	5,576
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	9,833	9,716
5.20%, 1/18/2027 (a) (b)	4,670	4,719
Canadian Imperial Bank of Commerce (Canada)
5.24%, 6/28/2027	15,175	15,397
(SOFR + 0.93%), 4.51%, 9/11/2027 (c)	22,861	22,825
(SOFR + 0.72%), 4.86%, 1/13/2028 (c)	33,913	34,057
Capital One NA 3.45%, 7/27/2026	5,250	5,176
Citibank NA
4.93%, 8/6/2026	3,365	3,384
(SOFR + 0.71%), 4.88%, 11/19/2027 (c)	21,435	21,513
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.51%), 5.81%, 7/1/2026 (c)	13,912	13,928
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	19,835	19,881
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	11,289	11,021
(SOFR + 1.14%), 4.64%, 5/7/2028 (c)	4,646	4,639
Commonwealth Bank of Australia (Australia)
(SOFR + 0.40%), 4.74%, 7/7/2025 (a) (c)	3,188	3,189
4.93%, 12/9/2025 (a)	13,594	13,624
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (c)	5,522	5,455
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (c)	7,069	6,881
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (c)	19,396	18,612
Credit Agricole SA (France)
2.02%, 1/11/2027 (a)	1,500	1,440
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	7,619	7,443
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (c)	8,984	8,899
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (c)	6,965	6,991
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	3,176	3,142
Fifth Third Bank NA 3.95%, 7/28/2025	3,081	3,078
HSBC Holdings plc (United Kingdom)
(SOFR + 1.93%), 2.10%, 6/4/2026 (c)	7,450	7,449
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	9,457	9,439
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	7,443	7,223
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	7,400	7,128
ING Groep NV (Netherlands)
4.63%, 1/6/2026 (a)	8,584	8,578

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (c)	12,840	12,803
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	19,545	19,077
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	1,797	1,829
KeyBank NA
3.30%, 6/1/2025	3,828	3,828
4.15%, 8/8/2025	8,582	8,568
4.70%, 1/26/2026	18,018	18,004
Manufacturers & Traders Trust Co.
5.40%, 11/21/2025	4,015	4,024
4.65%, 1/27/2026	36,903	36,871
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.41%, 7/17/2025	21,109	21,025
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	12,800	12,361
Mizuho Financial Group, Inc. (Japan)
2.84%, 9/13/2026	3,375	3,307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	23,776	23,011
Morgan Stanley Bank NA 5.48%, 7/16/2025	1,738	1,739
National Australia Bank Ltd. (Australia) 4.75%, 12/10/2025	5,375	5,382
National Bank of Canada (Canada)
(SOFR + 0.56%), 4.70%, 3/5/2027 (c)	27,811	27,777
(SOFRINDX + 0.90%), 5.24%, 3/25/2027 (c)	24,102	24,115
(SOFR + 1.04%), 5.60%, 7/2/2027 (c)	9,774	9,865
(SOFR + 0.80%), 4.95%, 2/1/2028 (c)	3,186	3,200
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	23,899	24,174
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	25,613	25,820
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (a)	792	762
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (c)	32,560	32,581
PNC Financial Services Group, Inc. (The)
(SOFR + 1.32%), 5.81%, 6/12/2026 (c)	12,280	12,282
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (c)	26,380	26,395
Royal Bank of Canada (Canada)
(SOFRINDX + 0.46%), 4.78%, 8/3/2026 (c)	26,495	26,505
(SOFR + 0.79%), 5.07%, 7/23/2027 (c)	19,134	19,260
Santander Holdings USA, Inc. 3.45%, 6/2/2025	15,772	15,772
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	60,118	59,670
Societe Generale SA (France)
4.35%, 6/13/2025 (a)	5,461	5,460
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	36,330	35,648
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	2,000	2,017
(SOFR + 1.10%), 5.42%, 2/19/2027 (a) (c)	678	677
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	17,493	16,944
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (c)	2,500	2,519
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 4.99%, 10/8/2026 (c)	800	801
4.85%, 12/3/2027	8,583	8,655

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Standard Chartered plc (United Kingdom)
4.05%, 4/12/2026 (a)	5,269	5,237
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (b) (c)	12,977	13,076
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	4,018	3,934
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 7/8/2025	700	698
5.46%, 1/13/2026	11,188	11,240
5.88%, 7/13/2026	5,181	5,258
2.63%, 7/14/2026	21,043	20,619
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 3/9/2026 (a)	8,335	8,407
4.45%, 9/10/2027 (a)	12,666	12,663
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.48%), 4.84%, 10/10/2025 (c)	5,372	5,376
(SOFR + 0.59%), 4.94%, 9/10/2026 (c)	5,457	5,452
4.57%, 12/17/2026	15,473	15,492
Truist Bank (SOFR + 0.59%), 4.67%, 5/20/2027 (c)	4,904	4,907
Truist Financial Corp.
3.70%, 6/5/2025	25,609	25,606
1.20%, 8/5/2025	5,000	4,970
(SOFR + 1.46%), 4.26%, 7/28/2026 (c)	7,063	7,055
(SOFR + 0.61%), 1.27%, 3/2/2027 (c)	13,894	13,520
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	4,333	4,389
US Bancorp (SOFR + 1.43%), 5.73%, 10/21/2026 (c)	7,467	7,495
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (c)	27,710	27,677
(SOFR + 0.91%), 4.73%, 5/15/2028 (c)	14,266	14,280
Wells Fargo & Co. Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (c)	10,931	10,971
Wells Fargo Bank NA (SOFR + 1.07%), 5.42%, 12/11/2026 (c)	6,976	7,023
		1,478,578
Beverages — 0.1%
Pernod Ricard SA (France) 3.25%, 6/8/2026 (a)	7,855	7,742
Capital Markets — 6.8%
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.12%, 3/18/2027 (c)	11,724	11,731
(SOFR + 0.75%), 5.41%, 5/21/2027 (c)	17,189	17,310
Goldman Sachs Group, Inc. (The)
(SOFR + 1.07%), 5.38%, 8/10/2026 (c)	7,548	7,557
(SOFR + 1.08%), 5.80%, 8/10/2026 (c)	13,400	13,425
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	4,176	4,097
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	24,154	23,546
Jefferies Financial Group, Inc.
5.00%, 2/10/2026	3,699	3,699
5.03%, 3/16/2026	23,357	23,386
Macquarie Bank Ltd. (Australia) 5.27%, 7/2/2027 (a)	15,460	15,736
Macquarie Group Ltd. (Australia) (SOFR + 2.21%), 5.11%, 8/9/2026 (a) (c)	16,137	16,143

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	45,990	45,070
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	3,183	3,093
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	16,495	15,915
Nomura Holdings, Inc. (Japan)
5.10%, 7/3/2025	4,293	4,294
1.85%, 7/16/2025	31,200	31,087
5.71%, 1/9/2026	3,227	3,244
State Street Corp.
(SOFR + 1.35%), 5.75%, 11/4/2026 (c)	8,605	8,645
(SOFR + 0.95%), 4.54%, 4/24/2028 (c)	8,113	8,131
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	11,246	11,220
4.55%, 4/17/2026	15,515	15,509
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	43,014	43,006
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (c)	17,946	17,971
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (c)	8,333	8,376
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	1,439	1,407
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	10,300	10,062
		363,660
Chemicals — 1.0%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	740	728
DuPont de Nemours, Inc. 4.49%, 11/15/2025	7,707	7,701
Ecolab, Inc. 4.30%, 6/15/2028 (d)	2,985	2,994
EIDP, Inc. 4.50%, 5/15/2026	11,162	11,170
LYB International Finance III LLC 1.25%, 10/1/2025	9,698	9,580
Nutrien Ltd. (Canada)
5.95%, 11/7/2025	5,492	5,517
4.50%, 3/12/2027	17,592	17,574
		55,264
Commercial Services & Supplies — 0.5%
Element Fleet Management Corp. (Canada)
3.85%, 6/15/2025 (a)	13,841	13,832
6.27%, 6/26/2026 (a)	11,988	12,164
5.64%, 3/13/2027 (a)	1,982	2,011
		28,007
Consumer Finance — 3.0%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	8,528	8,532
4.45%, 10/1/2025	8,442	8,431
4.88%, 4/1/2028	10,783	10,838
American Express Co.
3.95%, 8/1/2025	3,497	3,495
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (c)	9,997	10,087
American Honda Finance Corp.
(SOFR + 0.45%), 4.82%, 6/13/2025 (c)	2,500	2,500

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
(SOFR + 0.55%), 4.87%, 5/11/2026 (c)	4,157	4,154
(SOFR + 0.62%), 4.99%, 12/11/2026 (c)	12,944	12,942
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	1,713	1,713
2.13%, 2/21/2026 (a)	13,606	13,230
4.25%, 4/15/2026 (a)	13,578	13,408
Capital One Financial Corp. (SOFR + 2.16%), 4.99%, 7/24/2026 (c)	25,000	25,000
Caterpillar Financial Services Corp. 4.45%, 10/16/2026	11,665	11,697
General Motors Financial Co., Inc.
6.05%, 10/10/2025	4,250	4,266
1.25%, 1/8/2026	6,004	5,871
5.25%, 3/1/2026	5,888	5,895
Toyota Motor Credit Corp.
(SOFR + 0.77%), 5.11%, 8/7/2026 (c)	12,598	12,647
4.50%, 5/14/2027	7,356	7,379
		162,085
Containers & Packaging — 0.2%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	2,858	2,830
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (a)	6,576	6,555
		9,385
Diversified REITs — 0.1%
WP Carey, Inc. 4.25%, 10/1/2026	2,767	2,750
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 1.70%, 3/25/2026	21,328	20,829
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	9,275	9,170
		29,999
Electric Utilities — 2.5%
Enel Finance International NV (Italy) 4.50%, 6/15/2025 (a) (e)	8,809	8,807
Entergy Corp. 0.90%, 9/15/2025	7,870	7,784
Exelon Corp. 3.95%, 6/15/2025	29,416	29,404
Interstate Power and Light Co. 3.40%, 8/15/2025	9,895	9,865
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	24,616	24,680
4.95%, 1/29/2026	16,599	16,641
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027 (a)	5,609	5,620
Trans-Allegheny Interstate Line Co. 3.85%, 6/1/2025 (a)	11,750	11,750
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	8,277	8,314
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,895	1,901
Xcel Energy, Inc. 3.30%, 6/1/2025	9,678	9,678
		134,444
Electronic Equipment, Instruments & Components — 0.1%
Teledyne Technologies, Inc. 1.60%, 4/1/2026	3,445	3,360
Financial Services — 0.8%
Fiserv, Inc. 3.20%, 7/1/2026	13,316	13,123

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
LSEGA Financing plc (United Kingdom) 1.38%, 4/6/2026 (a)	4,732	4,608
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.58%), 4.93%, 11/22/2026 (c)	17,928	17,936
Nationwide Building Society (United Kingdom) 3.90%, 7/21/2025 (a)	8,966	8,956
		44,623
Food Products — 0.1%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	6,356	6,313
Ground Transportation — 0.9%
ERAC USA Finance LLC 3.80%, 11/1/2025 (a)	8,987	8,954
Penske Truck Leasing Co. LP
4.00%, 7/15/2025 (a)	380	380
1.20%, 11/15/2025 (a)	12,062	11,850
5.75%, 5/24/2026 (a)	5,342	5,387
3.40%, 11/15/2026 (a)	9,634	9,448
Ryder System, Inc. 4.63%, 6/1/2025	10,616	10,616
		46,635
Health Care Equipment & Supplies — 0.2%
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	12,792	12,815
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.
3.75%, 9/15/2025	14,832	14,801
4.70%, 11/15/2026	7,238	7,251
HCA, Inc. 5.88%, 2/15/2026	3,260	3,267
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	8,672	8,425
		33,744
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/2026	10,838	10,810
3.80%, 4/15/2026	8,433	8,368
Ventas Realty LP 4.13%, 1/15/2026	3,659	3,641
		22,819
Hotels, Restaurants & Leisure — 0.5%
Expedia Group, Inc. 5.00%, 2/15/2026	22,284	22,309
Marriott International, Inc. 5.45%, 9/15/2026	1,864	1,883
		24,192
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC 3.25%, 6/1/2025	9,714	9,714
Insurance — 5.4%
Athene Global Funding
1.45%, 1/8/2026 (a) (b)	7,319	7,176
4.86%, 8/27/2026 (a)	35,429	35,511
1.73%, 10/2/2026 (a)	14,797	14,223
4.95%, 1/7/2027 (a)	21,517	21,573
Corebridge Global Funding
5.35%, 6/24/2026 (a)	23,483	23,684

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
5.75%, 7/2/2026 (a)	9,329	9,447
4.65%, 8/20/2027 (a)	20,717	20,766
Equitable Financial Life Global Funding
5.50%, 12/2/2025 (a)	3,308	3,321
4.60%, 4/1/2027 (a)	41,748	41,732
Jackson National Life Global Funding
5.60%, 4/10/2026 (a)	12,996	13,103
4.90%, 1/13/2027 (a)	19,836	19,911
5.55%, 7/2/2027 (a)	12,358	12,564
Marsh & McLennan Cos., Inc. 3.75%, 3/14/2026	8,949	8,904
MassMutual Global Funding II (SOFR + 0.98%), 5.34%, 7/10/2026 (a) (c)	4,000	4,029
Met Tower Global Funding 4.00%, 10/1/2027 (a)	2,283	2,260
New York Life Global Funding
(SOFR + 0.67%), 5.03%, 4/2/2027 (a) (c)	473	474
4.40%, 4/25/2028 (a)	22,015	22,056
Pacific Life Global Funding II (SOFR + 0.48%), 4.80%, 2/4/2027 (a) (c)	15,459	15,442
Principal Life Global Funding II
5.00%, 1/16/2027 (a)	3,712	3,740
4.60%, 8/19/2027 (a)	4,292	4,300
Reliance Standard Life Global Funding II 5.24%, 2/2/2026 (a)	1,933	1,939
		286,155
IT Services — 0.2%
CGI, Inc. (Canada) 1.45%, 9/14/2026	11,292	10,846
Machinery — 0.5%
CNH Industrial Capital LLC 1.88%, 1/15/2026	10,169	9,995
Daimler Truck Finance North America LLC (Germany) 4.95%, 1/13/2028 (a)	15,014	15,104
		25,099
Media — 0.0% ^
Omnicom Group, Inc. 3.60%, 4/15/2026	2,433	2,409
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) (SOFRINDX + 0.75%), 5.09%, 10/1/2026 (a) (c)	2,331	2,332
Rio Tinto Finance USA plc (Australia) 4.38%, 3/12/2027	1,783	1,788
		4,120
Multi-Utilities — 0.8%
Dominion Energy, Inc.
3.90%, 10/1/2025	18,548	18,507
Series A, 1.45%, 4/15/2026	8,400	8,174
WEC Energy Group, Inc. 4.75%, 1/9/2026	18,085	18,097
		44,778
Oil, Gas & Consumable Fuels — 1.1%
Energy Transfer LP 4.75%, 1/15/2026	2,274	2,271
Enterprise Products Operating LLC 4.60%, 1/11/2027	15,042	15,114
MPLX LP 1.75%, 3/1/2026	15,379	15,033

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TransCanada PipeLines Ltd. (Canada) 4.88%, 1/15/2026	16,706	16,714
Williams Cos., Inc. (The) 4.00%, 9/15/2025	6,989	6,974
		56,106
Residential REITs — 0.3%
Essex Portfolio LP 3.38%, 4/15/2026	15,490	15,319
Retail REITs — 1.0%
Brixmor Operating Partnership LP 4.13%, 6/15/2026	29,519	29,353
Federal Realty OP LP 1.25%, 2/15/2026	18,178	17,731
NNN REIT, Inc. 4.00%, 11/15/2025	7,972	7,946
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (a)	626	621
		55,651
Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	8,013	8,017
Broadcom, Inc. 4.80%, 4/15/2028	34,651	35,052
Microchip Technology, Inc. 4.25%, 9/1/2025	26,453	26,413
		69,482
Specialized REITs — 0.7%
Equinix, Inc.
1.00%, 9/15/2025	11,524	11,403
1.45%, 5/15/2026	8,927	8,656
Extra Space Storage LP 3.50%, 7/1/2026	19,297	19,085
		39,144
Specialty Retail — 0.2%
AutoZone, Inc. 3.13%, 4/21/2026	2,834	2,803
Lowe's Cos., Inc. 4.80%, 4/1/2026	5,132	5,142
		7,945
Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co. 4.45%, 9/25/2026	16,023	16,000
HP, Inc. 2.20%, 6/17/2025	7,330	7,323
		23,323
Tobacco — 0.6%
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	10,000	9,830
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	17,304	16,894
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	3,568	3,568
		30,292
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
1.95%, 1/30/2026 (a)	2,268	2,223
4.75%, 4/14/2027 (a)	2,642	2,632
		4,855

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.9%
T-Mobile USA, Inc.
2.25%, 2/15/2026	35,201	34,596
2.63%, 4/15/2026	13,034	12,832
		47,428
Total Corporate Bonds (Cost $3,361,378)		3,368,115
Asset-Backed Securities — 12.6%
Ally Auto Receivables Trust
Series 2022-1, Class A3, 3.31%, 11/15/2026	244	244
Series 2024-1, Class A2, 5.32%, 1/15/2027	3,221	3,223
Series 2022-3, Class A3, 5.07%, 4/15/2027	9,850	9,861
American Express Credit Account Master Trust Series 2022-3, Class A, 3.75%, 8/15/2027	28,816	28,770
AmeriCredit Automobile Receivables Trust Series 2022-2, Class A3, 4.38%, 4/18/2028	479	478
Amur Equipment Finance Receivables LLC
Series 2022-1A, Class A2, 1.64%, 10/20/2027 (a)	230	230
Series 2024-2A, Class A2, 5.19%, 7/21/2031 (a)	43,915	44,213
BA Credit Card Trust Series 2022-A1, Class A1, 3.53%, 11/15/2027	2,922	2,921
Bank of America Auto Trust Series 2023-2A, Class A2, 5.85%, 8/17/2026 (a)	1,358	1,359
BMW Vehicle Lease Trust
Series 2023-2, Class A3, 5.99%, 9/25/2026	7,245	7,274
Series 2024-2, Class A2A, 4.29%, 1/25/2027	19,878	19,835
Series 2024-1, Class A3, 4.98%, 3/25/2027	3,563	3,576
BofA Auto Trust Series 2024-1A, Class A2, 5.57%, 12/15/2026 (a)	6,501	6,512
Capital One Prime Auto Receivables Trust
Series 2021-1, Class A3, 0.77%, 9/15/2026	292	291
Series 2022-2, Class A3, 3.66%, 5/17/2027	1,941	1,933
Carmax Auto Owner Trust Series 2022-2, Class A3, 3.49%, 2/16/2027	1,273	1,269
CarMax Auto Owner Trust Series 2023-4, Class A2A, 6.08%, 12/15/2026	1,245	1,247
CCG Receivables Trust Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	31,041	31,162
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	7,672	7,765
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 4.97%, 12/8/2027 (f)	11,413	11,421
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	650	644
Series 2024-A, Class A2, 5.19%, 7/15/2027	1,951	1,953
Series 2022-B, Class A3, 3.89%, 11/15/2027	10,213	10,171
Dell Equipment Finance Trust
Series 2025-1, Class A2, 4.68%, 7/22/2027 (a)	8,090	8,106
Series 2023-1, Class A3, 5.65%, 9/22/2028 (a)	2,726	2,732
Series 2024-1, Class A2, 5.58%, 3/22/2030 (a)	17,550	17,591
Discover Card Execution Note Trust Series 2022-A3, Class A3, 3.56%, 7/15/2027	3,826	3,821
DLLAA LLC Series 2023-1A, Class A2, 5.93%, 7/20/2026 (a)	2,917	2,922
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	2,582	2,593
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	9,718	9,722
Series 2023-2, Class A2, 5.56%, 4/22/2030 (a)	1,966	1,977

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Ford Credit Auto Lease Trust
Series 2023-B, Class A3, 5.91%, 10/15/2026	17,664	17,703
Series 2024-B, Class A2A, 5.18%, 2/15/2027	16,577	16,608
Ford Credit Auto Owner Trust
Series 2022-D, Class A3, 5.27%, 5/17/2027	7,806	7,829
Series 2024-C, Class A2A, 4.32%, 8/15/2027	22,317	22,290
GM Financial Automobile Leasing Trust Series 2024-2, Class A2A, 5.43%, 9/21/2026	9,588	9,610
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A3, 1.26%, 11/16/2026	2,423	2,416
Series 2022-2, Class A3, 3.10%, 2/16/2027	1,062	1,058
Series 2024-1, Class A2A, 5.12%, 2/16/2027	2,277	2,279
Series 2024-2, Class A2A, 5.33%, 3/16/2027	2,400	2,403
Series 2025-1, Class A2A, 4.44%, 1/18/2028	10,901	10,891
Series 2023-1, Class A3, 4.66%, 2/16/2028	3,615	3,616
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3, 3.73%, 7/20/2026	2,797	2,792
Series 2024-1, Class A2, 5.36%, 9/15/2026	14,731	14,750
Series 2025-1, Class A2, 4.53%, 8/23/2027	28,279	28,298
HPEFS Equipment Trust Series 2023-2A, Class A3, 5.99%, 1/21/2031 (a)	1,650	1,654
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A2A, 4.58%, 9/15/2027 (a)	6,290	6,299
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/2026	1,232	1,229
Series 2023-C, Class A2A, 5.80%, 1/15/2027	495	496
Series 2024-A, Class A2A, 5.29%, 4/15/2027	3,314	3,320
Series 2024-B, Class A2A, 5.15%, 6/15/2027	34,495	34,575
Series 2024-C, Class A2A, 4.53%, 9/15/2027	16,494	16,491
Series 2022-A, Class A4, 2.35%, 4/17/2028	2,459	2,432
John Deere Owner Trust
Series 2024-A, Class A2A, 5.19%, 2/16/2027	5,749	5,757
Series 2022-C, Class A3, 5.09%, 6/15/2027	4,155	4,165
Mercedes-Benz Auto Lease Trust
Series 2023-A, Class A3, 4.74%, 1/15/2027	2,821	2,821
Series 2025-A, Class A2A, 4.57%, 4/17/2028	8,020	8,035
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3, 4.91%, 11/15/2027	16,238	16,264
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	4,600	4,604
Santander Drive Auto Receivables Trust
Series 2024-3, Class A2, 5.91%, 6/15/2027	4,673	4,677
Series 2023-2, Class A3, 5.21%, 7/15/2027	119	119
Series 2023-3, Class A3, 5.61%, 10/15/2027	1,464	1,466
SBNA Auto Lease Trust
Series 2024-C, Class A2, 4.94%, 11/20/2026 (a)	2,498	2,499
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	2,954	2,960
Series 2024-B, Class A2, 5.67%, 11/20/2026 (a)	3,316	3,321
Series 2025-A, Class A2, 4.68%, 4/20/2027 (a)	20,190	20,177
Series 2023-A, Class A3, 6.51%, 4/20/2027 (a)	19,691	19,792
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	5,638	5,633
SCF Equipment Leasing LLC Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	5,553	5,589
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	2,473	2,476

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tesla Auto Lease Trust Series 2024-A, Class A2A, 5.37%, 6/22/2026 (a)	1,860	1,861
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A, 1.07%, 2/27/2034 (a)	10,914	10,641
Toyota Auto Receivables Owner Trust
Series 2023-C, Class A2A, 5.60%, 8/17/2026	365	365
Series 2022-B, Class A3, 2.93%, 9/15/2026	897	894
Series 2022-C, Class A3, 3.76%, 4/15/2027	5,120	5,102
Series 2023-A, Class A3, 4.63%, 9/15/2027	5,456	5,456
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	18,815	18,905
USAA Auto Owner Trust Series 2024-A, Class A2, 5.25%, 3/15/2027 (a)	2,910	2,914
Verizon Master Trust Series 2024-1, Class A1A, 5.00%, 12/20/2028	13,122	13,150
Volkswagen Auto Lease Trust Series 2023-A, Class A3, 5.81%, 10/20/2026	8,526	8,565
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A2A, 5.50%, 12/21/2026	152	152
Series 2023-2, Class A2A, 5.72%, 3/22/2027	7,342	7,362
Wheels Fleet Lease Funding LLC Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	3,646	3,651
World Omni Auto Receivables Trust
Series 2024-A, Class A2A, 5.05%, 4/15/2027	3,041	3,042
Series 2022-D, Class A3, 5.61%, 2/15/2028	2,924	2,937
Series 2025-A, Class A2A, 4.49%, 4/17/2028	21,690	21,685
Series 2023-D, Class A3, 5.79%, 2/15/2029	1,645	1,663
Total Asset-Backed Securities (Cost $672,370)		673,555
U.S. Treasury Obligations — 4.7%
U.S. Treasury Notes
4.63%, 11/15/2026	52,500	52,937
3.88%, 3/31/2027	97,850	97,739
3.75%, 4/30/2027	82,600	82,345
3.38%, 9/15/2027	16,400	16,221
Total U.S. Treasury Obligations (Cost $249,203)		249,242
Short-Term Investments — 19.8%
Certificates of Deposits — 7.5%
BNP Paribas SA (France) , 4.20%, 10/3/2025	59,921	59,846
Credit Agricole Corporate and Investment Bank (France)
4.40%, 10/7/2025	30,914	30,897
4.54%, 10/9/2025	5,100	5,101
(SOFR + 0.34%), 4.62%, 4/21/2026 (c)	27,185	27,194
Credit Industriel et Commercial (France) , 5.42%, 6/5/2025	1,000	1,000
DG Bank (Germany) , 4.43%, 8/7/2025	20,000	19,999
Intesa Sanpaolo SpA (Italy) , 4.75%, 11/6/2025	27,340	27,334
Kookmin Bank (South Korea)
(SOFR + 0.55%), 4.83%, 6/9/2025 (c)	6,292	6,293
4.67%, 7/24/2025	9,986	9,987
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.33%), 4.61%, 3/11/2026 (c)	21,380	21,384
Mizuho Bank Ltd. (Japan)
4.60%, 11/20/2025	8,898	8,900
4.60%, 1/14/2026	17,816	17,827

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposits — continued
(SOFR + 0.32%), 4.60%, 3/6/2026 (c)	4,795	4,796
MUFG Bank Ltd. (Japan) (SOFR + 0.32%), 4.60%, 1/30/2026 (c)	25,723	25,730
Norinchukin Bank (The) (Japan) , 4.51%, 10/9/2025	28,781	28,771
Shinhan Bank (South Korea) (SOFR + 0.55%), 4.83%, 6/9/2025 (c)	13,376	13,378
Standard Chartered Bank (United Kingdom)
4.50%, 10/9/2025	9,558	9,553
4.68%, 11/12/2025	31,300	31,313
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.45%), 4.73%, 4/27/2026 (c)	51,528	51,586
Total Certificates of Deposit (Cost $400,893)		400,889
Commercial Paper — 9.9%
AbbVie, Inc. 4.71%, 9/16/2025 (a) (g)	24,812	24,467
Bank of Montreal (Canada) 4.64%, 11/21/2025 (g)	11,308	11,071
BAT International Finance plc (United Kingdom) 4.70%, 8/5/2025 (a) (g)	2,064	2,046
BPCE SA (France) 4.57%, 2/11/2026 (a) (g)	32,555	31,550
Brookfield Corporate Treasury Ltd. (Canada) 4.92%, 6/27/2025 (a) (g)	15,106	15,051
CDP Financial, Inc. (Canada) 4.59%, 1/12/2026 (a) (g)	7,607	7,400
Charles Schwab Corp. (The) 4.60%, 7/22/2025 (a) (g)	41,075	40,811
Citigroup Global Markets, Inc. 4.62%, 11/7/2025 (a) (g)	4,300	4,215
Credit Industriel et Commercial (France)
4.57%, 2/11/2026 (a) (g)	10,654	10,330
4.44%, 5/12/2026 (a) (g)	25,105	24,086
Danske Bank A/S (Denmark)
4.60%, 1/13/2026 (a) (g)	12,379	12,038
4.56%, 2/6/2026 (a) (g)	13,868	13,449
DNB Bank ASA (Norway) 4.58%, 11/25/2025 (a) (g)	7,169	7,016
DZ Bank AG (Germany) 4.46%, 9/4/2025 (a) (g)	18,000	17,787
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.51%, 11/10/2025 (a) (g)	1,176	1,153
4.60%, 11/13/2025 (a) (g)	58,393	57,207
4.60%, 2/12/2026 (a) (g)	2,795	2,709
4.46%, 2/27/2026 (a) (g)	21,495	20,794
Glencore Funding LLC (Australia) 4.66%, 10/31/2025 (a) (g)	38,845	38,080
HSBC USA, Inc.
5.94%, 6/3/2025 (a) (g)	7,500	7,496
4.75%, 10/3/2025 (a) (g)	8,000	7,874
4.86%, 10/10/2025 (a) (g)	24,000	23,600
ING US Funding LLC (Netherlands) 4.49%, 10/7/2025 (a) (g)	34,765	34,212
KEB Hana Bank (South Korea) 4.60%, 11/26/2025 (a) (g)	11,339	11,088
Macquarie Bank Ltd. (Australia) 4.62%, 11/20/2025 (a) (g)	33,083	32,376
Mizuho Bank Ltd. (Japan) 4.62%, 11/18/2025 (a) (g)	17,583	17,219
NatWest Markets plc (United Kingdom) 4.60%, 11/18/2025 (a) (g)	13,586	13,301
RWE AG (Germany)
4.81%, 7/16/2025 (a) (g)	25,000	24,847
4.81%, 7/17/2025 (a) (g)	4,200	4,174
Societe Generale SA (France) 4.68%, 11/21/2025 (a) (g)	3,000	2,936

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Standard Chartered Bank (United Kingdom) 4.60%, 1/14/2026 (a) (g)	814	792
TELUS Corp. (Canada) 4.70%, 8/26/2025 (a) (g)	8,000	7,910
Total Commercial Paper (Cost $529,159)		529,085
	SHARES (000)
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (h) (i) (Cost $61,425)	61,420	61,432
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (h) (i) (Cost $6,960)	6,960	6,960
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 1.1%
Wells Fargo Securities LLC, 4.77%, dated 5/31/2025, due 8/29/2025, repurchase price $60,716, collateralized by Collateralized Mortgage Obligations, 0.00% - 8.67%, due 6/15/2035 - 2/25/2069, with the value of $66,320. (Cost $60,000)	60,000	60,000
Total Short-Term Investments (Cost $1,058,437)		1,058,366
Total Investments — 100.2% (Cost $5,341,388)		5,349,278
Liabilities in Excess of Other Assets — (0.2)%		(10,659)
NET ASSETS — 100.0%		5,338,619

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2025. The total value of securities on loan at May 31, 2025 is $6,734.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(g)	The rate shown is the effective yield as of May 31, 2025.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$673,555	$—	$673,555
Corporate Bonds	—	3,368,115	—	3,368,115
U.S. Treasury Obligations	—	249,242	—	249,242
Short-Term Investments
Certificates of Deposits	—	400,889	—	400,889
Commercial Paper	—	529,085	—	529,085
Investment Companies	61,432	—	—	61,432
Investment of Cash Collateral from Securities Loaned	6,960	—	—	6,960
Repurchase Agreements	—	60,000	—	60,000
Total Short-Term Investments	68,392	989,974	—	1,058,366
Total Investments in Securities	$68,392	$5,280,886	$—	$5,349,278
B. Investment Transactions with Affiliates— The Fund invested in Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (a) (b)	$158,512	$1,790,301	$1,887,330	$(34)	$(17)	$61,432	61,420	$2,666	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (a) (b)	10,941	30,658	34,639	—	—	6,960	6,960	100	—
Total	$169,453	$1,820,959	$1,921,969	$(34)	$(17)	$68,392		$2,766	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.